Quarterly Holdings Report
for

Fidelity® SAI International Index Fund

January 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV7-QTLY-0320
1.9867767.104

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 6.5%
AGL Energy Ltd.	303,112	$4,022,667
Alumina Ltd.	1,072,510	1,544,673
AMP Ltd.	1,508,739	1,820,593
APA Group unit	545,964	4,099,433
Aristocrat Leisure Ltd.	264,718	6,313,308
ASX Ltd.	89,426	5,059,340
Aurizon Holdings Ltd.	924,532	3,313,989
Australia & New Zealand Banking Group Ltd.	1,301,373	22,152,452
Bendigo & Adelaide Bank Ltd.	216,368	1,493,986
BHP Billiton Ltd.	1,352,367	34,679,973
BlueScope Steel Ltd.	230,529	2,157,514
Boral Ltd.	525,622	1,732,213
Brambles Ltd.	728,945	6,088,461
Caltex Australia Ltd.	112,035	2,554,846
Challenger Ltd.	250,119	1,480,806
Cimic Group Ltd.	44,293	857,033
Coca-Cola Amatil Ltd.	227,313	1,806,210
Cochlear Ltd.	26,746	4,259,737
Coles Group Ltd.	523,596	5,745,443
Commonwealth Bank of Australia	812,497	46,001,557
Computershare Ltd.	219,121	2,587,392
Crown Ltd.	166,592	1,295,033
CSL Ltd.	208,152	42,810,341
DEXUS Property Group unit	507,421	4,281,690
Flight Centre Travel Group Ltd.	25,484	663,747
Fortescue Metals Group Ltd.	636,310	4,713,673
Goodman Group unit	756,906	7,493,303
Harvey Norman Holdings Ltd. (a)	251,978	707,119
Incitec Pivot Ltd.	726,437	1,577,274
Insurance Australia Group Ltd.	1,068,392	5,023,686
Lendlease Group unit	260,247	3,125,635
Macquarie Group Ltd.	148,397	14,179,374
Magellan Financial Group Ltd.	58,743	2,587,000
Medibank Private Ltd.	1,281,514	2,633,167
Mirvac Group unit	1,813,954	4,092,211
National Australia Bank Ltd.	1,324,126	22,618,887
Newcrest Mining Ltd.	353,631	7,079,706
Orica Ltd.	170,637	2,578,027
Origin Energy Ltd.	816,961	4,419,489
Qantas Airways Ltd.	326,888	1,385,937
QBE Insurance Group Ltd.	607,088	5,526,399
Ramsay Health Care Ltd.	74,885	3,939,132
realestate.com.au Ltd.	23,641	1,788,794
Rio Tinto Ltd.	170,512	11,064,243
Santos Ltd.	817,355	4,691,141
Scentre Group unit	2,454,029	6,296,626
SEEK Ltd.	149,917	2,247,615
Sonic Healthcare Ltd.	208,715	4,374,821
South32 Ltd.	2,309,042	3,962,078
SP AusNet	860,967	1,014,584
Stockland Corp. Ltd. unit	1,101,759	3,601,938
Suncorp Group Ltd.	583,196	4,982,049
Sydney Airport unit	495,502	2,756,038
Tabcorp Holdings Ltd.	942,577	2,933,994
Telstra Corp. Ltd.	1,920,742	4,897,799
The GPT Group unit	901,943	3,598,838
TPG Telecom Ltd.	169,110	840,728
Transurban Group unit	1,244,942	12,976,995
Treasury Wine Estates Ltd.	332,210	2,853,536
Vicinity Centres unit	1,497,698	2,527,952
Washington H. Soul Pattinson & Co. Ltd.	54,802	780,760
Wesfarmers Ltd.	520,549	15,617,514
Westpac Banking Corp.	1,602,774	26,784,650
WiseTech Global Ltd.	64,258	1,050,032
Woodside Petroleum Ltd.	431,477	9,885,374
Woolworths Group Ltd.	578,686	16,072,334
WorleyParsons Ltd.	151,377	1,513,107

TOTAL AUSTRALIA		451,615,996

Austria - 0.2%
Andritz AG	31,864	1,256,647
Erste Group Bank AG	140,148	5,154,097
OMV AG	69,232	3,454,411
Raiffeisen International Bank-Holding AG	64,556	1,474,874
Verbund AG	29,818	1,578,084
Voestalpine AG	50,399	1,225,219

TOTAL AUSTRIA		14,143,332

Bailiwick of Jersey - 0.7%
Experian PLC	418,078	14,552,452
Ferguson PLC	105,173	9,444,731
Glencore Xstrata PLC	4,984,824	14,578,599
WPP PLC	581,193	7,226,296

TOTAL BAILIWICK OF JERSEY		45,802,078

Belgium - 0.9%
Ageas	82,569	4,557,596
Anheuser-Busch InBev SA NV	349,972	26,401,911
Colruyt NV	24,696	1,236,618
Galapagos Genomics NV (b)	19,993	4,468,420
Groupe Bruxelles Lambert SA	37,656	3,788,684
KBC Groep NV	115,053	8,454,745
Proximus	68,265	1,947,243
Solvay SA Class A	34,423	3,571,061
Telenet Group Holding NV	20,725	964,913
UCB SA	58,330	5,374,519
Umicore SA	90,979	4,194,424

TOTAL BELGIUM		64,960,134

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	307,500	2,145,370
Dairy Farm International Holdings Ltd.	154,213	792,238
Hongkong Land Holdings Ltd.	539,723	2,864,826
Jardine Matheson Holdings Ltd.	101,844	5,676,984
Jardine Strategic Holdings Ltd.	102,273	3,129,580
Kerry Properties Ltd.	298,500	832,609
NWS Holdings Ltd.	696,856	895,428
Yue Yuen Industrial (Holdings) Ltd.	332,000	923,129

TOTAL BERMUDA		17,260,164

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	137,100	1,847,390
BeiGene Ltd. ADR (b)	17,867	2,722,216
Budweiser Brewing Co. APAC Ltd. (b)(c)	594,100	1,796,472
Cheung Kong Property Holdings Ltd.	1,191,000	7,609,244
CK Hutchison Holdings Ltd.	1,240,500	10,960,700
Melco Crown Entertainment Ltd. sponsored ADR	94,039	1,896,767
Sands China Ltd.	1,120,000	5,400,984
WH Group Ltd. (c)	4,410,500	4,150,728
Wharf Real Estate Investment Co. Ltd.	562,000	2,902,309
Wynn Macau Ltd.	733,200	1,521,872

TOTAL CAYMAN ISLANDS		40,808,682

Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	1,824	2,057,377
Series B	2,941	3,516,742
Carlsberg A/S Series B	49,298	7,217,018
Christian Hansen Holding A/S	48,821	3,633,396
Coloplast A/S Series B	54,759	6,916,088
Danske Bank A/S	299,144	5,012,446
DSV A/S	100,048	10,892,891
Genmab A/S (b)	30,006	6,907,091
H Lundbeck A/S	31,772	1,352,381
ISS Holdings A/S	69,359	1,685,105
Novo Nordisk A/S Series B	812,700	49,470,426
Novozymes A/S Series B	98,348	5,136,417
ORSTED A/S (c)	86,915	9,493,973
Pandora A/S	44,765	2,321,330
Tryg A/S	54,090	1,640,867
Vestas Wind Systems A/S	86,971	8,633,395
William Demant Holding A/S (b)	49,137	1,597,086

TOTAL DENMARK		127,484,029

Finland - 1.1%
Elisa Corp. (A Shares)	65,950	3,974,528
Fortum Corp.	204,364	4,954,567
Kone OYJ (B Shares)	155,958	10,076,954
Metso Corp.	46,215	1,645,790
Neste Oyj	194,548	7,741,593
Nokia Corp.	2,591,395	10,087,534
Nokian Tyres PLC	56,560	1,524,914
Nordea Bank ABP (Stockholm Stock Exchange)	1,489,151	11,746,964
Orion Oyj (B Shares)	48,513	2,295,789
Sampo Oyj (A Shares)	203,496	9,211,690
Stora Enso Oyj (R Shares)	268,849	3,506,444
UPM-Kymmene Corp.	245,074	7,754,435
Wartsila Corp.	205,317	2,521,853

TOTAL FINLAND		77,043,055

France - 9.8%
Accor SA	82,320	3,380,728
Aeroports de Paris	13,759	2,609,361
Air Liquide SA	216,303	31,275,162
Alstom SA	87,845	4,655,809
Amundi SA (c)	27,948	2,270,437
Arkema SA	30,760	2,832,176
Atos Origin SA	45,254	3,771,198
AXA SA	886,142	23,563,923
bioMerieux SA	18,578	1,843,022
BNP Paribas SA	516,570	27,413,103
Bollore SA	394,613	1,607,910
Bollore SA (b)	999	3,984
Bouygues SA	102,905	4,077,750
Bureau Veritas SA	135,687	3,748,548
Capgemini SA	73,011	9,097,300
Carrefour SA	280,418	4,759,818
Casino Guichard Perrachon SA	24,321	988,838
CNP Assurances	76,636	1,382,839
Compagnie de St. Gobain	226,654	8,551,285
Covivio	21,435	2,548,411
Credit Agricole SA	530,888	7,172,378
Danone SA	283,469	22,684,457
Dassault Aviation SA	1,121	1,365,083
Dassault Systemes SA	60,428	10,501,669
Edenred SA	112,136	6,067,741
EDF SA	278,442	3,444,732
Eiffage SA	36,179	4,203,023
ENGIE	837,228	14,447,891
Essilor International SA	130,131	19,375,200
Eurazeo SA	17,608	1,263,471
Eutelsat Communications	78,196	1,174,667
Faurecia SA	34,076	1,631,480
Gecina SA	21,050	3,978,074
Groupe Eurotunnel SA	203,523	3,600,189
Hermes International SCA	14,516	10,892,563
ICADE	13,008	1,454,193
Iliad SA (a)	11,937	1,571,437
Ingenico SA	27,926	3,258,184
Ipsen SA	16,892	1,255,183
JCDecaux SA	38,068	1,020,863
Kering SA	34,800	21,420,192
Klepierre SA	91,760	3,127,282
L'Oreal SA	116,018	32,411,913
Legrand SA	122,884	9,866,998
LVMH Moet Hennessy Louis Vuitton SE	127,569	55,552,769
Michelin CGDE Series B	78,507	9,142,160
Natixis SA	424,275	1,798,883
Orange SA	918,148	12,978,920
Pernod Ricard SA	97,585	16,937,470
Peugeot Citroen SA	271,117	5,595,698
Publicis Groupe SA	99,956	4,430,967
Remy Cointreau SA	10,109	1,067,324
Renault SA	88,778	3,470,196
Safran SA	150,300	24,328,437
Sanofi SA	517,589	49,915,469
Sartorius Stedim Biotech	12,402	2,229,594
Schneider Electric SA	253,758	25,306,411
SCOR SE	73,648	3,138,936
SEB SA	10,263	1,321,471
Societe Generale Series A	372,698	12,060,396
Sodexo SA	40,991	4,300,617
SR Teleperformance SA	26,948	6,778,299
Suez Environnement SA	157,858	2,596,324
Thales SA	49,083	5,401,090
Total SA	1,101,671	53,641,167
Ubisoft Entertainment SA (b)	37,965	2,879,326
Valeo SA	111,220	3,320,543
Veolia Environnement SA	246,957	7,307,323
VINCI SA	234,153	26,020,676
Vivendi SA	394,378	10,829,651
Wendel SA	12,079	1,615,584
Worldline SA (b)(c)	46,304	3,273,783

TOTAL FRANCE		684,809,949

Germany - 7.6%
adidas AG	82,842	26,258,138
Allianz SE	194,670	46,601,748
BASF AG	422,134	28,492,666
Bayer AG	428,391	34,380,768
Bayerische Motoren Werke AG (BMW)	152,636	10,891,537
Beiersdorf AG	46,595	5,282,655
Brenntag AG	71,942	3,740,427
Carl Zeiss Meditec AG	18,071	2,214,602
Commerzbank AG	446,920	2,577,414
Continental AG	50,783	5,795,218
Covestro AG (c)	81,047	3,429,119
Daimler AG (Germany)	418,160	19,387,501
Delivery Hero AG (b)(c)	52,151	4,026,686
Deutsche Bank AG	903,735	8,302,948
Deutsche Borse AG	87,327	14,241,794
Deutsche Lufthansa AG	104,001	1,595,184
Deutsche Post AG	455,189	15,939,924
Deutsche Telekom AG	1,531,774	24,808,316
Deutsche Wohnen AG (Bearer)	165,465	7,010,042
E.ON AG	1,031,297	11,685,609
Evonik Industries AG	97,884	2,688,988
Fraport AG Frankfurt Airport Services Worldwide	18,052	1,348,185
Fresenius Medical Care AG & Co. KGaA	98,084	7,541,193
Fresenius SE & Co. KGaA	192,478	9,846,199
GEA Group AG	68,823	2,067,730
Hannover Reuck SE	27,687	5,388,950
HeidelbergCement Finance AG	68,757	4,672,903
Henkel AG & Co. KGaA	48,506	4,491,931
Hochtief AG	11,232	1,302,986
Infineon Technologies AG	575,561	12,364,752
KION Group AG	29,136	1,832,163
Knorr-Bremse AG	22,377	2,444,744
Lanxess AG	37,270	2,245,279
Merck KGaA	59,564	7,656,291
Metro Wholesale & Food Specialist AG	80,778	1,128,346
MTU Aero Engines Holdings AG	23,958	7,290,978
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	66,109	19,524,633
Puma AG	37,221	2,988,668
RWE AG	268,558	9,334,439
SAP SE	451,271	58,769,605
Siemens AG	351,268	43,324,759
Siemens Healthineers AG (c)	69,073	3,254,198
Symrise AG	59,403	6,122,971
Telefonica Deutschland Holding AG	426,231	1,291,921
Thyssenkrupp AG (a)	181,452	2,246,837
TUI AG (GB)	197,175	2,026,717
Uniper SE	90,033	2,956,591
United Internet AG	45,318	1,472,616
Volkswagen AG	14,531	2,668,744
Vonovia SE	236,570	13,522,445
Wirecard AG (a)	53,984	7,974,811
Zalando SE (b)(c)	64,048	3,084,939

TOTAL GERMANY		531,538,808

Hong Kong - 2.4%
AIA Group Ltd.	5,551,600	55,010,518
Bank of East Asia Ltd.	585,908	1,263,787
BOC Hong Kong (Holdings) Ltd.	1,714,500	5,667,424
CLP Holdings Ltd.	755,000	7,851,659
Galaxy Entertainment Group Ltd.	999,000	6,538,039
Hang Lung Properties Ltd.	907,000	1,894,657
Hang Seng Bank Ltd.	353,800	7,151,479
Henderson Land Development Co. Ltd.	670,021	3,008,163
Hong Kong & China Gas Co. Ltd.	4,648,800	8,896,313
Hong Kong Exchanges and Clearing Ltd.	549,606	18,058,643
Link (REIT)	970,100	9,810,151
MTR Corp. Ltd.	708,231	3,972,228
New World Development Co. Ltd.	2,827,380	3,531,773
PCCW Ltd.	1,901,584	1,119,983
Power Assets Holdings Ltd.	639,500	4,616,816
Sino Land Ltd.	1,382,697	1,884,391
SJM Holdings Ltd.	902,000	1,005,637
Sun Hung Kai Properties Ltd.	732,500	10,203,990
Swire Pacific Ltd. (A Shares)	223,000	1,958,113
Swire Properties Ltd.	541,000	1,679,485
Techtronic Industries Co. Ltd.	632,000	5,042,788
Vitasoy International Holdings Ltd.	338,000	1,218,315
Wheelock and Co. Ltd.	380,000	2,313,124

TOTAL HONG KONG		163,697,476

Ireland - 0.7%
AIB Group PLC	370,551	1,090,687
Bank Ireland Group PLC	434,289	2,125,995
CRH PLC	365,451	13,721,529
DCC PLC (United Kingdom)	45,441	3,679,497
James Hardie Industries PLC CDI	203,258	4,273,652
Kerry Group PLC Class A	72,867	9,317,756
Kingspan Group PLC (Ireland)	70,798	4,369,556
Paddy Power Betfair PLC (Ireland)	35,965	4,088,416
Smurfit Kappa Group PLC	104,080	3,610,648

TOTAL IRELAND		46,277,736

Isle of Man - 0.0%
Gaming VC Holdings SA	268,389	3,108,864
Israel - 0.6%
Azrieli Group	19,016	1,405,205
Bank Hapoalim BM (Reg.)	525,041	4,526,478
Bank Leumi le-Israel BM	685,235	4,950,420
Check Point Software Technologies Ltd. (b)	56,204	6,424,679
CyberArk Software Ltd. (b)	16,949	2,342,860
Elbit Systems Ltd. (Israel)	10,881	1,671,186
Israel Chemicals Ltd.	317,387	1,343,753
Israel Discount Bank Ltd. (Class A)	520,813	2,374,055
Mizrahi Tefahot Bank Ltd.	63,088	1,724,188
NICE Systems Ltd. (b)	28,657	4,966,062
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)(b)	502,957	5,230,753
Wix.com Ltd. (b)	21,971	3,135,042

TOTAL ISRAEL		40,094,681

Italy - 1.8%
Assicurazioni Generali SpA	503,270	9,820,677
Atlantia SpA	227,996	5,605,883
Davide Campari-Milano SpA	260,628	2,523,402
Enel SpA	3,729,209	32,504,992
Eni SpA	1,168,199	16,363,659
FinecoBank SpA	282,796	3,316,689
Intesa Sanpaolo SpA	6,841,142	16,990,088
Leonardo SpA	181,559	2,251,183
Mediobanca SpA	291,072	2,909,194
Moncler SpA	83,290	3,602,538
Pirelli & C. SpA (c)	182,067	882,800
Poste Italiane SpA (c)	240,022	2,755,133
Prysmian SpA	108,308	2,411,989
Recordati SpA	46,839	2,006,705
Snam Rete Gas SpA	931,741	4,998,301
Telecom Italia SpA (b)	4,050,104	2,186,593
Terna SpA	649,993	4,538,627
UniCredit SpA	925,087	12,395,742

TOTAL ITALY		128,064,195

Japan - 23.3%
ABC-MART, Inc.	15,100	968,752
ACOM Co. Ltd.	182,100	852,977
Advantest Corp.	92,000	4,799,713
AEON Co. Ltd.	302,500	6,187,181
AEON Financial Service Co. Ltd.	51,400	802,999
AEON MALL Co. Ltd.	46,900	779,305
Agc, Inc.	84,830	2,859,478
Air Water, Inc.	81,000	1,112,544
Aisin Seiki Co. Ltd.	74,990	2,496,420
Ajinomoto Co., Inc.	204,200	3,363,144
Alfresa Holdings Corp.	84,300	1,693,774
Alps Electric Co. Ltd.	93,600	1,680,386
Amada Holdings Co. Ltd.	148,600	1,547,647
Ana Holdings, Inc.	55,800	1,742,868
Aozora Bank Ltd.	53,050	1,429,478
Asahi Group Holdings	167,300	7,755,698
ASAHI INTECC Co. Ltd.	90,600	2,496,270
Asahi Kasei Corp.	584,200	5,975,400
Astellas Pharma, Inc.	869,600	15,365,943
Bandai Namco Holdings, Inc.	92,200	5,357,604
Bank of Kyoto Ltd.	26,500	1,059,092
Benesse Holdings, Inc.	32,800	901,011
Bridgestone Corp.	262,600	9,301,038
Brother Industries Ltd.	100,200	1,935,099
Calbee, Inc.	38,300	1,252,431
Canon, Inc.	459,500	12,050,070
Casio Computer Co. Ltd.	87,100	1,614,433
Central Japan Railway Co.	66,200	12,993,849
Chiba Bank Ltd.	242,100	1,312,806
Chubu Electric Power Co., Inc.	299,060	4,061,442
Chugai Pharmaceutical Co. Ltd.	102,900	10,539,922
Chugoku Electric Power Co., Inc.	124,600	1,644,497
Coca-Cola West Co. Ltd.	53,800	1,416,065
Concordia Financial Group Ltd.	472,300	1,780,373
Credit Saison Co. Ltd.	68,300	1,095,600
CyberAgent, Inc.	45,000	1,793,216
Dai Nippon Printing Co. Ltd.	112,520	3,102,690
Dai-ichi Mutual Life Insurance Co.	497,700	7,386,459
Daicel Chemical Industries Ltd.	109,900	1,040,346
Daifuku Co. Ltd.	45,400	2,733,574
Daiichi Sankyo Kabushiki Kaisha	260,700	17,617,350
Daikin Industries Ltd.	114,600	16,147,982
Dainippon Sumitomo Pharma Co. Ltd.	72,300	1,241,126
Daito Trust Construction Co. Ltd.	33,400	3,934,405
Daiwa House Industry Co. Ltd.	260,600	8,204,315
Daiwa House REIT Investment Corp.	875	2,334,529
Daiwa Securities Group, Inc.	713,800	3,609,882
DENSO Corp.	199,300	8,175,716
Dentsu Group, Inc.	101,000	3,347,042
Disco Corp.	12,100	2,787,153
East Japan Railway Co.	138,700	12,212,758
Eisai Co. Ltd.	115,900	8,734,415
Electric Power Development Co. Ltd.	65,600	1,479,365
FamilyMart Co. Ltd.	113,700	2,486,643
Fanuc Corp.	89,300	16,264,209
Fast Retailing Co. Ltd.	26,800	14,415,076
Fuji Electric Co. Ltd.	60,300	1,765,704
Fujifilm Holdings Corp.	165,800	8,234,373
Fujitsu Ltd.	90,400	9,558,243
Fukuoka Financial Group, Inc.	74,500	1,291,037
GMO Payment Gateway, Inc.	18,600	1,196,043
Hakuhodo DY Holdings, Inc.	104,700	1,483,498
Hamamatsu Photonics K.K.	65,600	2,773,652
Hankyu Hanshin Holdings, Inc.	106,200	4,308,762
Hikari Tsushin, Inc.	9,400	2,310,557
Hino Motors Ltd.	128,870	1,206,732
Hirose Electric Co. Ltd.	14,630	1,814,549
Hisamitsu Pharmaceutical Co., Inc.	24,800	1,254,129
Hitachi Chemical Co. Ltd.	47,900	2,005,249
Hitachi Construction Machinery Co. Ltd.	46,800	1,254,144
Hitachi High-Technologies Corp.	31,000	2,216,498
Hitachi Ltd.	444,700	16,937,517
Hitachi Metals Ltd.	97,400	1,496,981
Honda Motor Co. Ltd.	750,000	19,181,547
Hoshizaki Corp.	24,300	2,235,405
Hoya Corp.	175,200	16,767,589
Hulic Co. Ltd.	135,800	1,646,522
Idemitsu Kosan Co. Ltd.	88,023	2,196,902
IHI Corp.	64,300	1,522,850
Iida Group Holdings Co. Ltd.	65,800	1,108,981
INPEX Corp.	473,300	4,417,862
Isetan Mitsukoshi Holdings Ltd.	150,800	1,177,308
Isuzu Motors Ltd.	259,100	2,538,521
Itochu Corp.	618,200	14,441,753
ITOCHU Techno-Solutions Corp.	43,600	1,283,968
J. Front Retailing Co. Ltd.	103,100	1,241,001
Japan Airlines Co. Ltd.	51,400	1,445,906
Japan Airport Terminal Co. Ltd.	23,000	1,060,051
Japan Exchange Group, Inc.	236,500	4,238,419
Japan Post Bank Co. Ltd.	177,500	1,642,924
Japan Post Holdings Co. Ltd.	724,800	6,593,268
Japan Post Insurance Co. Ltd.	101,000	1,704,228
Japan Prime Realty Investment Corp.	352	1,628,476
Japan Real Estate Investment Corp.	609	4,447,117
Japan Retail Fund Investment Corp.	1,225	2,621,263
Japan Tobacco, Inc.	551,700	11,665,398
JFE Holdings, Inc.	229,200	2,714,161
JGC Corp.	96,100	1,380,584
JSR Corp.	86,200	1,535,311
JTEKT Corp.	92,220	977,899
JX Holdings, Inc.	1,461,100	6,214,321
Kajima Corp.	210,000	2,664,140
Kakaku.com, Inc.	61,100	1,596,201
Kamigumi Co. Ltd.	48,900	1,044,876
Kansai Electric Power Co., Inc.	326,200	3,660,886
Kansai Paint Co. Ltd.	79,500	1,903,064
Kao Corp.	221,600	17,674,192
Kawasaki Heavy Industries Ltd.	63,750	1,256,816
KDDI Corp.	811,300	24,516,740
Keihan Electric Railway Co., Ltd.	43,100	1,949,027
Keihin Electric Express Railway Co. Ltd.	99,120	1,824,594
Keio Corp.	48,100	2,751,318
Keisei Electric Railway Co.	57,700	2,087,416
Keyence Corp.	83,800	28,169,960
Kikkoman Corp.	67,900	3,290,274
Kintetsu Group Holdings Co. Ltd.	79,200	4,174,099
Kirin Holdings Co. Ltd.	379,000	8,323,796
Kobayashi Pharmaceutical Co. Ltd.	22,060	1,776,246
Koito Manufacturing Co. Ltd.	49,600	2,152,463
Komatsu Ltd.	426,500	9,430,356
Konami Holdings Corp.	41,900	1,622,680
Konica Minolta, Inc.	205,800	1,256,228
Kose Corp.	14,900	1,918,540
Kubota Corp.	483,700	7,574,547
Kuraray Co. Ltd.	143,220	1,721,575
Kurita Water Industries Ltd.	44,200	1,292,559
Kyocera Corp.	147,800	9,711,403
Kyowa Hakko Kirin Co., Ltd.	108,900	2,560,158
Kyushu Electric Power Co., Inc.	182,000	1,498,732
Kyushu Railway Co.	74,600	2,440,862
Lawson, Inc.	22,500	1,302,260
LINE Corp. (b)	27,000	1,330,450
Lion Corp.	100,630	1,911,638
LIXIL Group Corp.	119,500	1,986,976
M3, Inc.	203,200	5,914,193
Makita Corp.	103,720	3,967,244
Marubeni Corp.	725,400	5,212,446
Marui Group Co. Ltd.	85,300	1,972,812
Maruichi Steel Tube Ltd.	25,700	713,103
Mazda Motor Corp.	255,000	2,140,418
McDonald's Holdings Co. (Japan) Ltd.	29,600	1,406,932
Mebuki Financial Group, Inc.	396,760	879,252
Medipal Holdings Corp.	82,200	1,741,818
Meiji Holdings Co. Ltd.	53,200	3,743,886
Mercari, Inc. (a)(b)	33,800	588,633
Minebea Mitsumi, Inc.	168,410	3,271,534
Misumi Group, Inc.	132,050	3,276,599
Mitsubishi Chemical Holdings Corp.	597,000	4,314,503
Mitsubishi Corp.	621,100	15,922,296
Mitsubishi Electric Corp.	841,300	11,664,753
Mitsubishi Estate Co. Ltd.	543,500	10,644,160
Mitsubishi Gas Chemical Co., Inc.	71,900	1,088,562
Mitsubishi Heavy Industries Ltd.	149,000	5,435,129
Mitsubishi Materials Corp.	54,100	1,360,653
Mitsubishi Motors Corp. of Japan	289,800	1,079,717
Mitsubishi UFJ Financial Group, Inc.	5,652,600	29,023,940
Mitsubishi UFJ Lease & Finance Co. Ltd.	174,200	1,091,120
Mitsui & Co. Ltd.	760,600	13,527,743
Mitsui Chemicals, Inc.	82,600	1,813,999
Mitsui Fudosan Co. Ltd.	410,300	10,867,006
Mitsui OSK Lines Ltd.	51,400	1,235,906
Mizuho Financial Group, Inc.	11,113,400	16,480,407
MonotaRO Co. Ltd.	55,000	1,319,326
MS&AD Insurance Group Holdings, Inc.	218,400	7,253,652
Murata Manufacturing Co. Ltd.	264,400	14,968,955
Nabtesco Corp.	50,500	1,447,065
Nagoya Railroad Co. Ltd.	87,200	2,558,297
NEC Corp.	113,900	5,070,072
New Hampshire Foods Ltd.	37,000	1,624,193
Nexon Co. Ltd. (b)	227,510	3,081,153
NGK Insulators Ltd.	117,600	1,971,763
NGK Spark Plug Co. Ltd.	70,400	1,237,027
Nidec Corp.	102,900	12,941,811
Nikon Corp.	143,800	1,736,385
Nintendo Co. Ltd.	51,400	18,907,782
Nippon Building Fund, Inc.	620	5,022,435
Nippon Express Co. Ltd.	35,100	1,829,027
Nippon Paint Holdings Co. Ltd.	67,680	3,235,186
Nippon Prologis REIT, Inc.	896	2,575,772
Nippon Shinyaku Co. Ltd.	20,500	1,817,499
Nippon Steel & Sumitomo Metal Corp.	374,100	5,190,819
Nippon Telegraph & Telephone Corp.	591,300	15,076,399
Nippon Yusen KK	68,800	1,095,567
Nissan Chemical Corp.	56,000	2,314,141
Nissan Motor Co. Ltd.	1,077,700	5,847,921
Nisshin Seifun Group, Inc.	88,800	1,516,256
Nissin Food Holdings Co. Ltd.	28,400	2,131,666
Nitori Holdings Co. Ltd.	37,000	5,749,839
Nitto Denko Corp.	74,000	4,113,522
NKSJ Holdings, Inc.	155,200	5,798,866
Nomura Holdings, Inc.	1,526,800	7,816,306
Nomura Real Estate Holdings, Inc.	58,700	1,445,547
Nomura Real Estate Master Fund, Inc.	1,901	3,343,410
Nomura Research Institute Ltd.	156,520	3,444,333
NSK Ltd.	160,700	1,340,431
NTT Data Corp.	291,300	4,091,956
NTT DOCOMO, Inc.	612,210	17,394,357
Obayashi Corp.	302,000	3,312,026
OBIC Co. Ltd.	29,800	4,060,593
Odakyu Electric Railway Co. Ltd.	138,200	3,065,477
Oji Holdings Corp.	387,000	1,966,192
Olympus Corp.	535,700	8,655,438
OMRON Corp.	89,500	5,125,210
Ono Pharmaceutical Co. Ltd.	176,500	4,064,238
Oracle Corp. Japan	17,200	1,488,791
Oriental Land Co. Ltd.	92,000	11,981,619
ORIX Corp.	610,300	10,309,473
ORIX JREIT, Inc.	1,176	2,484,689
Osaka Gas Co. Ltd.	175,530	2,970,296
Otsuka Corp.	48,700	1,899,050
Otsuka Holdings Co. Ltd.	179,800	7,987,686
Pan Pacific International Hold	206,100	3,325,788
Panasonic Corp.	1,016,900	10,105,970
Park24 Co. Ltd.	50,500	1,268,192
PeptiDream, Inc. (b)	42,200	1,997,648
Persol Holdings Co., Ltd.	78,900	1,410,588
Pigeon Corp.	51,900	1,831,662
Pola Orbis Holdings, Inc.	41,700	903,420
Rakuten, Inc.	399,400	3,081,153
Recruit Holdings Co. Ltd.	623,100	24,286,134
Renesas Electronics Corp. (b)	341,200	2,146,599
Resona Holdings, Inc.	976,720	4,027,844
Ricoh Co. Ltd.	310,900	3,527,609
Rinnai Corp.	15,300	1,090,614
ROHM Co. Ltd.	43,500	3,129,193
Ryohin Keikaku Co. Ltd.	111,500	1,864,124
Sankyo Co. Ltd. (Gunma)	20,500	688,722
Santen Pharmaceutical Co. Ltd.	167,800	3,129,566
SBI Holdings, Inc. Japan	106,200	2,461,782
Secom Co. Ltd.	96,900	8,503,233
Sega Sammy Holdings, Inc.	78,900	1,074,400
Seibu Holdings, Inc.	89,600	1,396,646
Seiko Epson Corp.	125,800	1,839,469
Sekisui Chemical Co. Ltd.	171,000	2,848,079
Sekisui House Ltd.	287,300	6,177,572
Seven & i Holdings Co. Ltd.	346,800	13,297,469
Seven Bank Ltd.	263,900	789,208
SG Holdings Co. Ltd.	62,600	1,323,575
Sharp Corp. (a)	93,600	1,269,699
Shimadzu Corp.	103,300	2,899,109
Shimamura Co. Ltd.	10,200	766,360
SHIMANO, Inc.	34,300	5,259,132
SHIMIZU Corp.	276,200	2,832,939
Shin-Etsu Chemical Co. Ltd.	167,000	19,098,746
Shinsei Bank Ltd.	87,200	1,335,138
Shionogi & Co. Ltd.	124,500	7,404,529
Shiseido Co. Ltd.	184,100	11,852,471
Shizuoka Bank Ltd.	203,700	1,430,047
Showa Denko K.K.	60,500	1,446,716
SMC Corp.	26,400	11,396,072
SoftBank Corp.	720,300	29,081,795
SoftBank Corp.	769,300	10,554,104
Sohgo Security Services Co., Ltd.	33,900	1,759,450
Sony Corp.	584,100	40,844,304
Sony Financial Holdings, Inc.	68,300	1,572,551
Square Enix Holdings Co. Ltd.	41,300	2,027,397
Stanley Electric Co. Ltd.	62,800	1,617,416
Subaru Corp.	283,200	7,083,540
Sumco Corp.	112,200	1,715,690
Sumitomo Chemical Co. Ltd.	708,300	3,009,708
Sumitomo Corp.	546,800	8,133,474
Sumitomo Electric Industries Ltd.	349,400	4,658,074
Sumitomo Heavy Industries Ltd.	49,600	1,299,366
Sumitomo Metal Mining Co. Ltd.	108,230	3,077,028
Sumitomo Mitsui Financial Group, Inc.	611,500	21,499,984
Sumitomo Mitsui Trust Holdings, Inc.	154,200	5,685,343
Sumitomo Realty & Development Co. Ltd.	153,700	5,658,546
Sumitomo Rubber Industries Ltd.	76,820	844,045
Sundrug Co. Ltd.	32,100	1,087,808
Suntory Beverage & Food Ltd.	65,300	2,764,691
Suzuken Co. Ltd.	31,500	1,207,709
Suzuki Motor Corp.	169,700	7,764,757
Sysmex Corp.	77,100	5,515,754
T&D Holdings, Inc.	259,700	2,768,218
Taiheiyo Cement Corp.	54,290	1,461,208
Taisei Corp.	93,700	3,740,856
Taisho Pharmaceutical Holdings Co. Ltd.	15,100	1,066,754
Taiyo Nippon Sanso Corp.	59,000	1,293,218
Takeda Pharmaceutical Co. Ltd.	688,403	26,437,018
TDK Corp.	59,900	6,341,947
Teijin Ltd.	79,900	1,428,517
Terumo Corp.	296,900	10,687,141
THK Co. Ltd.	52,600	1,311,367
Tobu Railway Co. Ltd.	88,700	3,124,631
Toho Co. Ltd.	50,970	1,877,672
Toho Gas Co. Ltd.	33,300	1,286,447
Tohoku Electric Power Co., Inc.	191,410	1,794,090
Tokio Marine Holdings, Inc.	293,700	15,942,400
Tokyo Century Corp.	19,500	991,955
Tokyo Electric Power Co., Inc. (b)	682,400	2,702,228
Tokyo Electron Ltd.	72,200	15,880,110
Tokyo Gas Co. Ltd.	174,300	3,832,160
Tokyu Corp.	231,500	4,079,564
Tokyu Fudosan Holdings Corp.	274,400	1,934,339
Toppan Printing Co. Ltd.	125,500	2,501,219
Toray Industries, Inc.	641,700	4,198,845
Toshiba Corp.	228,000	7,286,964
Tosoh Corp.	116,790	1,647,314
Toto Ltd.	66,500	2,702,194
Toyo Seikan Group Holdings Ltd.	64,600	1,092,877
Toyo Suisan Kaisha Ltd.	39,800	1,667,457
Toyoda Gosei Co. Ltd.	30,100	682,927
Toyota Industries Corp.	67,670	3,660,105
Toyota Motor Corp.	1,048,030	72,867,117
Toyota Tsusho Corp.	98,440	3,403,275
Trend Micro, Inc.	58,900	3,077,548
Tsuruha Holdings, Inc.	16,600	2,031,870
Unicharm Corp.	186,000	6,365,601
United Urban Investment Corp.	1,320	2,364,572
USS Co. Ltd.	98,300	1,784,108
Welcia Holdings Co. Ltd.	21,100	1,158,678
West Japan Railway Co.	74,900	6,337,277
Yahoo! Japan Corp.	1,222,200	4,854,505
Yakult Honsha Co. Ltd.	55,900	2,811,511
Yamada Denki Co. Ltd.	281,400	1,418,330
Yamaha Corp.	66,600	3,402,388
Yamaha Motor Co. Ltd.	125,600	2,330,837
Yamato Holdings Co. Ltd.	137,700	2,205,028
Yamazaki Baking Co. Ltd.	55,300	1,052,386
Yaskawa Electric Corp.	111,600	3,820,264
Yokogawa Electric Corp.	102,500	1,783,506
Yokohama Rubber Co. Ltd.	52,000	883,855
Zozo, Inc.	49,000	816,132

TOTAL JAPAN		1,619,614,394

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	306,966	4,546,925
Aroundtown SA	422,790	4,002,490
Eurofins Scientific SA (a)	5,336	2,876,095
Millicom International Cellular SA (depository receipt)	43,393	2,052,704
SES SA (France) (depositary receipt)	163,127	2,009,072
Tenaris SA	221,132	2,285,308

TOTAL LUXEMBOURG		17,772,594

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	1,182,000	1,180,262
HKT Trust/HKT Ltd. unit	1,698,000	2,534,658

TOTAL MULTI-NATIONAL		3,714,920

Netherlands - 4.9%
ABN AMRO Group NV GDR (c)	195,512	3,408,608
Adyen BV (b)(c)	4,765	4,391,522
AEGON NV	827,565	3,351,556
AerCap Holdings NV (b)	56,837	3,217,543
Airbus Group NV	267,994	39,358,705
Akzo Nobel NV	105,002	9,933,396
Altice Europe NV Class A (b)	302,907	1,953,821
ASML Holding NV (Netherlands)	195,392	54,834,302
CNH Industrial NV	467,932	4,475,511
EXOR NV	50,010	3,696,094
Ferrari NV	55,356	9,362,367
Fiat Chrysler Automobiles NV (Italy)	498,975	6,492,351
Heineken Holding NV	53,113	5,236,652
Heineken NV (Bearer)	119,003	12,976,301
ING Groep NV (Certificaten Van Aandelen)	1,793,522	19,472,647
Koninklijke Ahold Delhaize NV	544,878	13,372,106
Koninklijke DSM NV	83,431	10,154,020
Koninklijke KPN NV	1,655,267	4,637,795
Koninklijke Philips Electronics NV	415,468	19,027,379
NN Group NV	141,666	4,933,401
NXP Semiconductors NV	128,054	16,244,930
Prosus NV (b)	224,233	16,221,762
QIAGEN NV (Germany) (b)	104,879	3,508,092
Randstad NV	55,152	3,178,202
STMicroelectronics NV (France)	314,068	8,744,303
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	63,777	8,671,729
Unilever NV	673,813	39,318,486
Vopak NV	31,529	1,691,715
Wolters Kluwer NV	128,548	9,683,094

TOTAL NETHERLANDS		341,548,390

New Zealand - 0.3%
Auckland International Airport Ltd.	434,009	2,415,751
Fisher & Paykel Healthcare Corp.	265,923	3,977,878
Fletcher Building Ltd.	372,586	1,329,845
Mercury Nz Ltd.	304,643	1,026,314
Meridian Energy Ltd.	599,333	2,059,566
Ryman Healthcare Group Ltd.	179,019	1,897,912
Spark New Zealand Ltd.	822,998	2,464,982
The a2 Milk Co. Ltd. (b)	339,713	3,254,835

TOTAL NEW ZEALAND		18,427,083

Norway - 0.6%
Aker Bp ASA	49,072	1,393,529
DNB ASA	437,059	7,690,627
Equinor ASA	461,154	8,380,334
Gjensidige Forsikring ASA	89,591	1,957,805
Marine Harvest ASA	202,652	4,851,513
Norsk Hydro ASA	602,044	1,898,825
Orkla ASA	347,955	3,366,837
Schibsted ASA (B Shares)	42,254	1,203,589
Telenor ASA	333,023	6,044,628
Yara International ASA	82,352	3,002,937

TOTAL NORWAY		39,790,624

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	637,825	3,048,587
Portugal - 0.2%
Energias de Portugal SA	1,179,892	5,919,922
Galp Energia SGPS SA Class B	234,453	3,542,713
Jeronimo Martins SGPS SA	112,799	1,944,675

TOTAL PORTUGAL		11,407,310

Singapore - 1.2%
Ascendas Real Estate Investment Trust	1,344,676	3,096,158
CapitaCommercial Trust (REIT)	1,209,758	1,820,673
CapitaLand Ltd.	1,191,900	3,140,865
CapitaMall Trust	1,157,500	2,128,111
City Developments Ltd.	203,700	1,569,985
ComfortDelgro Corp. Ltd.	973,100	1,539,287
DBS Group Holdings Ltd.	825,977	15,215,370
Genting Singapore Ltd.	2,887,900	1,807,363
Jardine Cycle & Carriage Ltd.	44,900	954,679
Keppel Corp. Ltd.	668,900	3,251,074
Mapletree Commercial Trust	904,400	1,553,162
Oversea-Chinese Banking Corp. Ltd.	1,493,160	11,749,838
Sembcorp Industries Ltd.	439,700	677,882
Singapore Airlines Ltd.	240,600	1,499,907
Singapore Airport Terminal Service Ltd.	307,500	1,023,519
Singapore Exchange Ltd.	360,500	2,287,146
Singapore Press Holdings Ltd.	725,000	1,065,298
Singapore Technologies Engineering Ltd.	696,400	2,085,854
Singapore Telecommunications Ltd.	3,761,800	9,051,869
Suntec (REIT)	876,700	1,177,748
United Overseas Bank Ltd.	581,472	10,845,691
UOL Group Ltd.	222,491	1,292,466
Venture Corp. Ltd.	132,100	1,559,897
Wilmar International Ltd.	892,300	2,540,909
Yangzijiang Shipbuilding Holdings Ltd.	1,088,300	747,040

TOTAL SINGAPORE		83,681,791

Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	121,069	4,025,188
Aena Sme SA (c)	31,001	5,746,894
Amadeus IT Holding SA Class A	198,139	15,562,416
Banco Bilbao Vizcaya Argentaria SA	3,069,676	15,890,485
Banco de Sabadell SA	2,511,643	2,267,428
Banco Santander SA (Spain)	7,637,372	30,098,089
Bankia SA	550,432	1,002,065
Bankinter SA	302,307	1,962,692
CaixaBank SA	1,657,696	4,845,068
Cellnex Telecom SA (c)	115,261	5,742,133
Enagas SA	114,706	3,093,861
Endesa SA	146,190	4,016,010
Ferrovial SA	224,957	7,150,342
Gas Natural SDG SA	134,707	3,555,644
Grifols SA	137,865	4,632,845
Iberdrola SA	2,871,387	31,431,131
Inditex SA	501,070	16,849,525
MAPFRE SA (Reg.)	483,295	1,239,228
Red Electrica Corporacion SA	200,409	4,009,435
Repsol SA	685,111	9,429,033
Siemens Gamesa Renewable Energy SA	107,279	1,713,875
Telefonica SA	2,152,894	14,561,554

TOTAL SPAIN		188,824,941

Sweden - 2.4%
Alfa Laval AB	145,017	3,630,358
ASSA ABLOY AB (B Shares)	460,028	10,919,359
Atlas Copco AB:
(A Shares)	309,627	10,999,640
(B Shares)	177,449	5,529,786
Boliden AB	126,818	3,020,637
Electrolux AB (B Shares)	101,211	2,404,404
Epiroc AB:
Class A	308,472	3,579,171
Class B	173,929	1,971,107
Ericsson (B Shares)	1,413,582	11,114,187
Essity AB Class B	278,589	8,855,211
H&M Hennes & Mauritz AB (B Shares)	369,522	8,124,041
Hexagon AB (B Shares)	120,837	6,592,319
Husqvarna AB (B Shares)	189,503	1,431,474
ICA Gruppen AB	40,665	1,790,174
Industrivarden AB (C Shares)	75,190	1,775,305
Investor AB (B Shares)	208,251	11,426,127
Kinnevik AB (B Shares)	112,310	2,715,907
Lundbergfoeretagen AB	35,498	1,543,536
Lundin Petroleum AB	83,452	2,545,109
Sandvik AB	519,253	9,501,129
Securitas AB (B Shares)	140,542	2,215,381
Skandinaviska Enskilda Banken AB (A Shares)	748,739	7,407,359
Skanska AB (B Shares)	156,234	3,619,045
SKF AB (B Shares)	177,112	3,250,859
Svenska Handelsbanken AB (A Shares)	709,577	6,951,876
Swedbank AB (A Shares)	418,987	6,452,214
Swedish Match Co. AB	78,047	4,421,655
Tele2 AB (B Shares)	230,240	3,477,433
Telia Co. AB	1,261,212	5,404,128
Volvo AB (B Shares)	683,277	11,732,301

TOTAL SWEDEN		164,401,232

Switzerland - 9.3%
ABB Ltd. (Reg.)	846,540	19,709,093
Adecco SA (Reg.)	71,958	4,235,900
Alcon, Inc. (Switzerland) (b)	190,719	11,274,439
Baloise Holdings AG	22,589	4,087,690
Barry Callebaut AG	1,398	3,100,216
Clariant AG (Reg.)	89,223	2,012,890
Coca-Cola HBC AG	92,097	3,388,168
Compagnie Financiere Richemont SA Series A	240,009	17,430,120
Credit Suisse Group AG	1,175,476	14,863,845
Dufry AG	18,120	1,575,341
Ems-Chemie Holding AG	3,798	2,492,043
Galenica AG	21,068	3,893,380
Geberit AG (Reg.)	17,080	9,029,419
Givaudan SA	4,237	13,988,434
Julius Baer Group Ltd.	103,466	5,169,954
Kuehne & Nagel International AG	24,822	4,020,174
LafargeHolcim Ltd. (Reg.)	226,299	11,535,798
Lindt & Spruengli AG	47	4,386,732
Lindt & Spruengli AG (participation certificate)	489	4,104,615
Lonza Group AG	34,237	14,082,952
Nestle SA (Reg. S)	1,365,898	150,648,565
Novartis AG	985,786	93,125,393
Pargesa Holding SA	17,198	1,381,089
Partners Group Holding AG	8,601	7,900,919
Roche Holding AG (participation certificate)	322,456	108,173,869
Schindler Holding AG:
(participation certificate)	19,035	4,928,705
(Reg.)	8,952	2,230,565
SGS SA (Reg.)	2,433	7,049,941
Sika AG	58,735	10,579,861
Sonova Holding AG Class B	25,558	6,416,034
Straumann Holding AG	4,754	4,540,781
Swatch Group AG (Bearer)	13,024	3,281,691
Swatch Group AG (Bearer) (Reg.)	27,037	1,319,850
Swiss Life Holding AG	15,461	7,791,496
Swiss Prime Site AG	35,001	4,280,646
Swiss Re Ltd.	135,267	15,307,416
Swisscom AG	11,957	6,574,364
Temenos Group AG	30,115	4,874,303
UBS Group AG	1,773,733	22,098,002
Zurich Insurance Group Ltd.	68,569	28,525,330

TOTAL SWITZERLAND		645,410,023

United Kingdom - 14.8%
3i Group PLC	447,340	6,524,419
Admiral Group PLC	84,925	2,533,321
Anglo American PLC (United Kingdom)	476,600	12,496,379
Antofagasta PLC	177,253	1,924,463
Ashtead Group PLC	212,057	6,874,522
Associated British Foods PLC	163,750	5,678,249
AstraZeneca PLC (United Kingdom)	602,271	58,918,748
Auto Trader Group PLC (c)	429,331	3,167,942
Aveva Group PLC	29,040	1,885,921
Aviva PLC	1,799,920	9,432,472
BAE Systems PLC	1,470,290	12,222,463
Barclays PLC	7,925,858	17,502,793
Barratt Developments PLC	468,705	4,968,729
Berkeley Group Holdings PLC	55,082	3,811,355
BHP Billiton PLC	969,994	21,113,486
BP PLC	9,352,746	56,304,543
British American Tobacco PLC (United Kingdom)	1,052,623	46,415,336
British Land Co. PLC	408,990	2,991,088
BT Group PLC	3,868,430	8,220,215
Bunzl PLC	155,741	4,041,140
Burberry Group PLC	189,811	4,895,105
Carnival PLC	73,864	3,016,733
Centrica PLC	2,609,744	2,923,728
Coca-Cola European Partners PLC	107,252	5,642,528
Compass Group PLC	728,513	18,010,465
Croda International PLC	59,280	3,901,437
Diageo PLC	1,085,609	42,928,367
Direct Line Insurance Group PLC	617,282	2,753,478
easyJet PLC	72,306	1,330,037
Evraz PLC	228,819	1,065,400
G4S PLC (United Kingdom)	695,390	1,794,285
GlaxoSmithKline PLC	2,289,713	53,761,146
Halma PLC	174,910	4,866,510
Hargreaves Lansdown PLC	131,457	2,994,410
HSBC Holdings PLC (United Kingdom)	9,267,295	67,374,927
Imperial Brands PLC	437,967	11,282,167
Informa PLC	580,595	5,940,203
InterContinental Hotel Group PLC	79,947	4,924,419
Intertek Group PLC	74,205	5,644,092
ITV PLC	1,686,956	3,016,205
J Sainsbury PLC	794,158	2,122,540
John David Group PLC	196,692	2,134,476
Johnson Matthey PLC	89,787	3,088,585
Kingfisher PLC	980,760	2,633,105
Land Securities Group PLC	325,107	4,026,870
Legal & General Group PLC	2,740,985	11,057,483
Lloyds Banking Group PLC	32,213,567	24,048,580
London Stock Exchange Group PLC	144,479	14,930,575
M&G PLC (b)	1,178,547	3,738,164
Marks & Spencer Group PLC	867,662	2,012,052
Meggitt PLC	359,354	3,205,904
Melrose Industries PLC	2,234,790	6,881,826
Micro Focus International PLC	152,150	2,043,299
Mondi PLC	223,697	4,566,759
National Grid PLC	1,590,776	21,128,033
Next PLC	61,375	5,585,669
NMC Health PLC	55,366	944,592
Ocado Group PLC (b)	211,938	3,424,138
Pearson PLC	363,000	2,709,407
Persimmon PLC	146,607	5,910,441
Prudential PLC	1,194,041	21,230,513
Reckitt Benckiser Group PLC	325,536	26,945,718
RELX PLC (London Stock Exchange)	891,613	23,700,558
Rentokil Initial PLC	851,425	5,250,512
Rio Tinto PLC	518,853	27,745,284
Rolls-Royce Holdings PLC	796,072	7,012,068
Royal Bank of Scotland Group PLC	2,225,286	6,373,676
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,970,462	51,745,087
Class B (United Kingdom)	1,707,017	44,854,644
RSA Insurance Group PLC	479,561	3,485,465
Sage Group PLC	501,956	4,894,358
Schroders PLC	55,836	2,368,991
Scottish & Southern Energy PLC	469,266	9,347,658
Segro PLC	501,943	6,035,600
Severn Trent PLC	109,380	3,725,012
Smith & Nephew PLC	401,580	9,662,384
Smiths Group PLC	183,071	4,084,286
Spirax-Sarco Engineering PLC	33,899	3,992,916
St. James's Place Capital PLC	246,677	3,726,431
Standard Chartered PLC (United Kingdom)	1,253,526	10,444,824
Standard Life PLC	1,106,427	4,405,026
Taylor Wimpey PLC	1,511,544	4,293,383
Tesco PLC	4,502,539	14,644,594
The Weir Group PLC	116,452	2,072,885
Unilever PLC	509,423	30,387,787
United Utilities Group PLC	313,560	4,196,457
Vodafone Group PLC	12,289,881	24,146,179
Whitbread PLC	62,063	3,663,352
WM Morrison Supermarkets PLC	1,130,038	2,715,086

TOTAL UNITED KINGDOM		1,028,436,458

TOTAL COMMON STOCKS
(Cost $5,865,426,718)		6,602,787,526

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	25,396	1,419,538
Fuchs Petrolub AG	31,161	1,381,014
Henkel AG & Co. KGaA	81,222	8,281,887
Porsche Automobil Holding SE (Germany)	70,452	4,750,647
Sartorius AG (non-vtg.)	16,386	3,827,211
Volkswagen AG	85,578	15,411,531

TOTAL GERMANY		35,071,828

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	2,626,804	1,383,797
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $34,462,952)		36,455,625
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.94% 2/27/20 (d)
(Cost $7,988,910)	8,000,000	7,992,156
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund 1.58% (e)	280,102,664	280,158,685
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	21,162,750	21,164,866
TOTAL MONEY MARKET FUNDS
(Cost $301,323,551)		301,323,551
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,209,202,131)		6,948,558,858
NET OTHER ASSETS (LIABILITIES) - 0.0%(g)		2,226,768
NET ASSETS - 100%		$6,950,785,626

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3,154	March 2020	$311,694,050	$(9,591,008)	$(9,591,008)

The notional amount of futures purchased as a percentage of Net Assets is 4.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,875,367 or 0.9% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,992,156.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $6,251,004 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$351,804
Fidelity Securities Lending Cash Central Fund	148,000
Total	$499,804

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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